Organization and Business Activities	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Activities
Organization and Business Activities

Principal Business

Hughes Satellite Systems Corporation (which, together with its subsidiaries, is referred to as “HSS,” the “Company,” “we,” “us” and/or “our”) is a holding company and a subsidiary of EchoStar Corporation (“EchoStar”).  We are a global provider of satellite service operations, video delivery solutions, broadband satellite technologies and broadband services for home and small office customers. We deliver innovative network technologies, managed services, and various communications solutions for enterprise and government customers.

On January 31, 2017, our parent company EchoStar Corporation (“EchoStar”) and certain subsidiaries of EchoStar, including certain subsidiaries of the Company, entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with DISH Network Corporation and certain of its subsidiaries. The Share Exchange Agreement provides, among other things, that EchoStar and its subsidiaries will receive all of the shares of the EchoStar Tracking Stock and HSS Tracking Stock in exchange for 100% of the equity interests of certain subsidiaries of EchoStar that will hold its EchoStar Technologies businesses (collectively, the “Share Exchange”). Following consummation of the Share Exchange, the HSS Tracking Stock will be retired and all agreements, arrangements and policy statements with respect to, and terms of, such tracking stock will terminate and be of no further effect.

Prior to consummation of the Share Exchange, EchoStar is required to complete steps necessary for the transferring assets and liabilities that are being assumed by DISH Network Corporation and its subsidiaries to be owned by the transferring entities and their respective subsidiaries. As part of these steps, subsidiaries of EchoStar that currently own EchoStar’s business of providing online video delivery and satellite video delivery for broadcasters and pay-TV operators, including satellite uplinking/downlinking, transmission services, signal processing, conditional access management and other services (the “Uplinking Businesses”) and related assets and liabilities will be contributed to EB Corp in consideration for additional shares of the Company’s common stock that will be issued to a subsidiary of EchoStar. Certain data center assets within the Uplinking Businesses will not be included in the Share Exchange and after consummation of the Share Exchange will continue to be owned by our subsidiaries and will be pledged as collateral to support our obligations under the Indentures (as defined below).

The Share Exchange is expected to be consummated three business days after the satisfaction or waiver of all of the closing conditions to the transaction (other than conditions that by their nature are to be satisfied at the closing, but subject to the satisfaction of those conditions at such time), but no earlier than February 28, 2017. The closing conditions to the transaction involving third parties or governmental approvals have been satisfied (other than those that by their nature are to be satisfied at the closing). While we currently expect the Share Exchange to be consummated on or about February 28, 2017, no assurance can be given that the Share Exchange will be consummated on the terms or within the time frame disclosed, or at all.
See Note 18 for further discussion of the Share Exchange transaction and Note 3 for more information regarding the tracking stock.
We currently operate in the following two business segments:

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Hughes — which provides broadband satellite technologies and broadband services to home and small office customers and network technologies, managed services and communication solutions to domestic and international consumers and enterprise and government customers. The Hughes segment also provides managed services, hardware, and satellite services to large enterprises and government customers, and designs, provides and installs gateway and terminal equipment to customers for other satellite systems. In addition, our Hughes segment provides satellite ground segment systems and terminals to mobile system operators.

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EchoStar Satellite Services (“ESS”) — which uses certain of our owned and leased in-orbit satellites and related licenses to provide satellite service operations and video delivery solutions on a full-time and occasional-use basis primarily to DISH Network Corporation and its subsidiaries (“DISH Network”), Dish Mexico, S. de R.L. de C.V. (“Dish Mexico”), a joint venture that EchoStar entered into in 2008, United States (“U.S.”) government service providers, internet service providers, broadcast news organizations, programmers, and private enterprise customers. We also manage satellite operations for several satellites owned by third parties.

We were formed as a Colorado corporation in March 2011 to facilitate the acquisition (the “Hughes Acquisition”) of Hughes Communications, Inc. and its subsidiaries (“Hughes Communications”) and related financing transactions.  In connection with our formation, EchoStar contributed the assets and liabilities of its satellite services business, including the principal operating subsidiary of its satellite services business, EchoStar Satellite Services L.L.C., to us.  In addition, as a result of the Satellite and Tracking Stock Transaction described in Note 3 below, DISH Network owns shares of our preferred tracking stock representing a 28.11% economic interest in the residential retail satellite broadband business of our Hughes segment. DISH Network also owns shares of preferred tracking stock issued by EchoStar Corporation, which together with our preferred tracking stock represents an aggregate 80.0% economic interest in the residential retail satellite broadband business of our Hughes segment. The tracking stock is an equity security and the rights of DISH Network, as the holder of the tracking stock, in our assets are subject to the claims of our creditors. In addition, a substantial majority of the voting power of the shares of EchoStar and DISH Network is owned beneficially by Charles W. Ergen, our Chairman, and by certain trusts established by Mr. Ergen for the benefit of his family.